Short Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Short-term investments (Note 9)	$ 35,337	$ 51,723
Short-term investments, cost	20,781	20,419
Short-term investments, accumulated unrealized holding gains	$ 14,556	$ 31,304